Stock-based Compensation (Details 4) - shares	Mar. 31, 2016	Dec. 31, 2015
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Authorized for future grant or issuance under the Stock Plan	39,039,516	38,205,971
Common stock reserved for conversion of preferred stock and warrants [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Authorized for future grant or issuance under the Stock Plan		29,692,068
Common Stock Options Outstanding [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Authorized for future grant or issuance under the Stock Plan		3,243,041
Authorized for future grant or issuance under the Stock Plan [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Authorized for future grant or issuance under the Stock Plan		2,970,012
Unvested restricted stock [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Authorized for future grant or issuance under the Stock Plan		2,300,850